Fair Value Measurements	12 Months Ended
Feb. 01, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The fair value of an asset is considered to be the price at which the asset could be sold in an orderly transaction between unrelated knowledgeable and willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, rather than the amount that would be paid to settle the liability with the creditor. Assets and liabilities recorded at fair value are measured using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers are:

•	Level 1	–	Observable inputs that reflect quoted prices in active markets
•	Level 2	–	Inputs other than quoted prices in active markets that are either directly or indirectly observable
•	Level 3	–	Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The assets and liabilities of the Company that are measured at fair value on a recurring basis as of February 1, 2015 and February 2, 2014 were as follows (amounts in millions):

	Fair Value at February 1, 2015 Using			Fair Value at February 2, 2014 Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative agreements - assets	$—	$124	$—	$—	$30	$—
Derivative agreements - liabilities	—	—	—	—	(10)	—
Total	$—	$124	$—	$—	$20	$—

The Company uses derivative financial instruments from time to time in the management of its interest rate exposure on long-term debt and its exposure on foreign currency fluctuations. The fair value of the Company’s derivative financial instruments was measured using level 2 inputs. The Company’s derivative agreements are discussed further in Note 5.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Long-lived assets, goodwill and other intangible assets were analyzed for impairment on a nonrecurring basis using fair value measurements with unobservable inputs (level 3). Impairment charges related to long-lived assets, goodwill and other intangible assets in fiscal 2014 and 2013 were not material, as further discussed in Note 1 under the captions "Impairment of Long-Lived Assets" and "Goodwill and Other Intangible Assets," respectively.
The aggregate fair value of the Company’s senior notes, based on quoted market prices, was $19.0 billion and $15.6 billion at February 1, 2015 and February 2, 2014, respectively, compared to a carrying value of $16.2 billion and $14.2 billion at February 1, 2015 and February 2, 2014, respectively.